FAIR VALUE MEASUREMENTS (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011
Total Losses
Pretax charges related to disposal of discontinued operations	$ (1,000,000)	$ 207,700,000	$ 7,900,000	$ 218,200,000
Global MEXX Business
Total Losses
Pretax charges related to disposal of discontinued operations		191,300,000
Fair value on non-recurring basis
Total Losses
Property and equipment		6,318,000	27,905,000	15,076,000
Intangible assets		814,000		814,000
Fair value on non-recurring basis | Fair Value Measured and Recorded at Reporting Date Using: Level 3
Assets and liabilities measured at fair value
Property and equipment	23,687,000	21,187,000	23,687,000	21,187,000
Intangible assets		12,116,000		12,116,000
Fair value on non-recurring basis | Net Carrying Value
Assets and liabilities measured at fair value
Property and equipment	23,687,000	21,187,000	23,687,000	21,187,000
Intangible assets		$ 12,116,000		$ 12,116,000